Vehicles and equipment on operating leases (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Vehicles	¥2,404,032	¥2,487,721	$30,268
Equipment	87,914	87,632	1,066

	2,491,946	2,575,353	31,334
Less - Accumulated depreciation	(651,443)	(667,406)	(8,120)
Less - Allowance for credit losses	(10,812)	(8,135)	(99)

Vehicles and equipment on operating leases, net	¥1,829,691	¥1,899,812	$23,115

Future Minimum Rentals from Vehicles and Equipment on Operating Leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥375,082	$4,564
2014	227,597	2,769
2015	105,031	1,278
2016	30,358	369
2017	9,878	120
Thereafter	4,812	59

Total minimum future rentals	¥752,758	$9,159